Interest-bearing liabilities - Types of hedges (Details) € in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Risk management
Fair values		€ (154)		€ (49)
Credit Facility With Lesser Maturity, Amount			€ 88
2.00% Senior Notes, due March 2024
Risk management
Notional amount		€ 750
Interest rate (as percentage)	2.00%	2.00%
Euro-Commercial Paper Programme [Member]
Risk management
Notional amount		€ 1,500
Cross currency swaps | June 2022
Risk management
Notional amount	$ 500			500
Fair values		(48)		(11)
Cross currency swaps | June 2027
Risk management
Notional amount	250			500
Fair values		(28)		(18)
Cross currency swaps | May 2039
Risk management
Notional amount	$ 250			400
Fair values		€ (78)		€ (20)